Gary S. Shedlin Senior Managing Director Chief Financial Officer 55 East 52nd Street New York NY 10055 Tel 212-810-3100 gary.shedlin@blackrock.com
October 11, 2019

VIA EDGAR
Mr. Hugh West and Mr. Robert Klein
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:	BlackRock, Inc. Form 10-K for the Fiscal Year Ended December 31, 2018 Form 10-Q for the Quarterly Period Ended September 30, 2018 Response dated December 28, 2018 File No. 001-33099

Dear Mr. West and Mr. Klein:
Further to our discussion with you and your colleagues on October 2, 2019, the Company will disaggregate its adjustments for distribution fees and investment advisory fees in its computation and reconciliation of operating margin, as adjusted, when making these disclosures in future filings. The Company will present these items as fee adjustments and will provide additional disclosures concerning the components of these fees. We have revised the non-GAAP financial measures section from our Form 10-Q for the quarterly period ended June 30, 2019 to reflect these changes. Attached hereto as Exhibit A, please find a marked copy of the revised presentation.
We thank you for your attention to this response letter and your additional input. Please feel free to contact the undersigned at (212) 810-3100 or Marc Comerchero at (212) 810-3004 should you require further information or have any questions concerning these matters.
Sincerely,

/s/ Gary S. Shedlin

Gary S. Shedlin
Senior Managing Director
and Chief Financial Officer
cc:	Deloitte & Touche LLP

Skadden, Arps, Slate, Meagher & Flom LLP